Schedule of Movements in Options on Issue Over Ordinary Shares (Details) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Exercise price, share options granted
Two option [Member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted		$ 0.70
Options [Member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted		$ 1.00